Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 30, 2025	Mar. 31, 2024	Dec. 29, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Line Items]
Installation projects term	12 months
Cash balance (in Dollars)			$ 13,400,000	$ 2,600,000
Increase in contract assets (in Dollars)	$ 37,345,000		26,066,000
Revenue recognized (in Dollars)			3,500,000	2,100,000
Deferred long-term service contract (in Dollars)			900,000	1,200,000
Deferred commissions (in Dollars)			0	4,200,000
Capitalized cost (in Dollars)			1,200,000	1,900,000
Unamortized balance (in Dollars)			$ 200,000	$ 3,800,000
Portion of tax benefit recorded positions more likely than not to be sustained			50.00%
Lease term			12 months
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	12.00%			38.00%
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	13.00%	76.00%	55.00%	55.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage
Customer Concentration Risk [Member] | Three Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			36.00%	55.00%
Credit Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage				16.00%
Residential Solar Installation [Member] | Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	29.00%
Suppliers One [Member] | Supplier Concentration Risk [Member] | Inventory Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		99.00%		40.00%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Payment terms to customers range	30 days
Guarantees to customers installation			10 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Payment terms to customers range	60 days
Guarantees to customers installation			30 years